CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
STOCKHOLDERS' DEFICIT
Preferred stock, Par value	$ 0.00001	$ 0.00001
Preferred stock, Authorized	10,000,000	10,000,000
Preferred stock, Issued	0	0
Preferred stock, Outstanding	0	0
Common stock, Par value	$ 0.00001	$ 0.00001
Common stock, Authorized	500,000,000	500,000,000
Common stock, Issued	158,319,000	158,319,000
Common stock, Outstanding	158,319,000	158,319,000